Document and Entity Information	Oct. 03, 2026
Cover [Abstract]
Entity Registrant Name	GARTNER INC
Amendment Flag	false
Entity Central Index Key	0000749251
Document Type	8-K
Document Period End Date	Oct. 03, 2026
Entity Incorporation State Country Code	DE
Entity File Number	1-14443
Entity Tax Identification Number	04-3099750
Entity Address, Address Line One	P.O. Box 10212
Entity Address, Address Line Two	56 Top Gallant Road
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902-7747
City Area Code	(203)
Local Phone Number	964-0096
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0005 par value per share
Trading Symbol	IT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false